TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Total		Rp 6,507	Rp 6,023
Current portion	$ (234)	(3,251)	(3,325)
Non-current portion (Note 14)		3,256	2,698
The company
TAXATION
VAT		2,724	2,167
Article 22 - Withholding tax on goods delivery and import		6
Article 23 - Withholding tax on services delivery		90	63
Subsidiaries
TAXATION
VAT		3,628	3,792
Article 23 - Withholding tax on services delivery		46	Rp 1
Article 4 (2) - Final tax		Rp 13